Capital and Reserves	12 Months Ended
Dec. 31, 2021
Capital and Reserves
Capital and Reserves
6.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2021 and 2020, authorized share capital consisted of an unlimited number of common shares ("shares") with no par value. At December 31, 2021, 529,779,388 (2020 – 509,046,631) shares were issued and fully paid.

(b)	Financings

June 2021

At-The-Market Offering

In June 2021, the Group entered into an At-the-Market Offering Agreement (the "ATM Agreement") with H.C. Wainwright & Co. (the "Agent") whereby the Group is able to sell, at its discretion and from time-to-time during the term of the ATM Agreement, through the Agent as sales agent, shares of the Company having an aggregate gross sales price of up to US$14.5 million (the "ATM Facility"). Sales of the shares will be made directly on the NYSE American or on any other existing trading market in the US. No offers or sales of shares will be made under the ATM Facility in Canada on the TSX or other trading markets in Canada.

The Group will determine, at its sole discretion, the date, price and number of shares to be sold under the ATM Facility. The shares will be distributed at market prices or prices related to prevailing market prices from time to time. The Group is not required to sell any shares at any time during the term of the ATM Facility, and there are no fees for having established the ATM Facility. The ATM Agreement does not restrict the Group from conducting other financings.

As at December 31 2021, the Group has sold 1,212,805 shares under the ATM Facility at an average share price of US$0.567 for gross proceeds of US$688 ($872). The Group paid Agent fees of US$17 ($22). After transaction costs of $48, net proceeds to the Group were $824.

Subsequent to the reporting date to the date of issuance of these Financial Statements, no further sales under the ATM Facility have been completed.

August and July 2020

Private Placement

The Group completed a non-brokered private placement in two tranches of 5,807,534 shares and 100,000 shares on July 30, 2020, and August 6, 2020, respectively, at a price of US$1.46 per share for gross proceeds of US$8,625 ($11,679). No commission or finder’s fee were payable. After transaction costs of $106, net proceeds to the Group were $11,573.

Bought Deal

In July 2020, the Group completed an underwritten public offering of 24,150,000 shares at US$1.46 per share for gross proceeds of US$35,259 ($47,638). The Group paid the underwriters a 5% cash commission. After transaction costs of $3,038, net proceeds to the Group were $44,600.

May 2020

Bought Deal

In May 2020, the Group completed an underwritten public offering of 14,375,000 shares at $0.70 per share for gross proceeds of approximately $10,063. The Group paid the underwriters a 5% cash commission. After transaction costs of $943, net proceeds to the Group were $9,120.

Private Placement

In May 2020, the Group also completed a non-brokered private placement of 10,357,143 common shares at $0.70 per share for gross proceeds of $7,250. No commission or finder’s fee were payable. After transaction costs of $16, net proceeds to the Group were $7,234.

January 2020

Private Placements

In January 2020, the Group completed private placements 13,688,823 shares for gross proceeds of approximately $6,708 (US$5,065). The Group received $699 of the proceeds in December 2019 and $6,009 of the proceeds in January 2020. After transaction costs of $116 (of which $6 was incurred in 2019), net proceeds to the Group were $6,592 (of which $693 was recognized in December 2019).

(c)	Share Purchase Warrants and Options not Issued under the Group’s Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one share, for the year ended December 31, 2021 and 2020 respectively:

Continuity	Cannon Point options [1]	Mission Gold warrants [1]	Other warrants [2]	Broker warrants [3]	Total
Balance January 1, 2020	223,250	3,764,626	27,541,065	244,000	31,772,941
Exercised	(11,750)	(3,550,835)	(9,827,800)	(244,000)	(13,634,385)
Expired	–	(213,791)	–	–	(213,791)
Balance December 31, 2020	211,500	–	17,713,265	–	17,924,765
Exercised	(117,500)	–	(14,318,452)	–	(14,435,952)
Expired	–	–	(3,394,813)	–	(3,394,813)
Balance December 31, 2021	94,000	–	–	–	94,000

	Weighted averages per option/warrant
	Cannon Point options	Other warrants	Total
2021
Exercise price	$0.36	–	$0.36
Remaining life in years	1.74	–	1.74
2020
Exercise price	$0.37	$0.65	$0.65
Remaining life in years	1.46	0.45	0.46

Notes to tables:

1.

The Group issued options and warrants in exchange for those which were outstanding in Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") on the acquisition of these companies in October 2015 and December 2015, respectively. The Mission Gold warrants had an exercise price of $0.55 per warrant.

2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (the "Credit Facility") (note 8).

3.	The Broker Warrants were issued to the underwriters pursuant to the June 2019 prospectus financing and had an exercise price of US$0.41 per warrant.

(d)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The share purchase option plan (the "2021 Rolling Option Plan") is based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 8% of the Company's outstanding Shares, calculated from time to time. Pursuant to the 2021 Rolling Option Plan, if outstanding share purchase options ("options") are exercised and the number of issued and outstanding shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant. Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following reconciles the Group’s share purchase options ("options") issued and outstanding pursuant to the Group’s incentive plan for the year ended December 31, 2021 and 2020:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2020	25,752,266	0.96
Cancelled	(22,000)	1.16
Exercised	(3,991,066)	0.99
Expired	(24,200)	1.75
Forfeited	(16,500)	1.36
Granted [1]	6,783,000	2.01
Balance December 31, 2020	28,481,500	1.20
Exercised	(5,084,000)	0.51
Expired	(2,572,000)	0.61
Balance December 31, 2021	20,825,500	1.45

Note

1.

The weighted average fair value for options granted was estimated at $1.58 per option, which was based on the Black-Scholes option pricing model using the following weighted average assumptions: risk free rate of 0.35%, expected volatility of 94.7% (which is based on the historical and implied volatility of the Company’s share price on the TSX), expected life of 4.98 years, share price of $2.18 and dividend yield of nil.

For the year ended December 31, 2021, the Group recognized share-based compensation ("SBC") of $2,858 (2020 – $9,342) for options.

The following table summarizes information on options outstanding as at the reported dates:

	December 31, 2021			December 31, 2020
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.48	–	–	–	200,000	200,000	0.20
0.49	–	–	–	4,455,000	4,455,000	0.53
0.501	–	–	–	1,520,000	1,520,000	0.12
0.76	3,300,000	3,300,000	1.61	4,761,000	4,761,000	2.08
0.99	6,368,500	6,368,500	2.74	6,388,500	6,388,500	3.74
1.75	4,386,000	4,386,000	0.57	4,386,000	4,386,000	1.57
2.01	6,696,000	6,696,000	3.55	6,696,000	3,348,000	4.55
2.34	75,000	75,000	1.58	75,000	75,000	2.58
Total	20,825,500	20,825,500		28,481,500	25,133,500

Note:

1.	These options were set to expire on October 10, 2020, but were extended pursuant to certain provisions of the options plan.

The weighted average contractual life for options outstanding, which were all exercisable, was 2.36 (2020 – for options outstanding, 2.59, and 2.33 for options exercisable) years per option. The weighted average exercise price for exercisable options as at December 31, 2021 was $1.45 (2020 – $1.10) per option.

Details of options exercised were as follows:

Year ended December 31, 2021 Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2021	405,000	0.50	0.82
February 2021	2,494,000	0.53	0.89
March 2021	150,000	0.48	0.89
June 2021	590,000	0.49	0.64
July 2021	1,445,000	0.49	0.58
Total	5,084,000	0.51	0.76
Year ended December 31, 2020 Month	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
May 2020	388,000	0.71	1.33
June 2020	1,162,900	0.84	1.82
July 2020	908,500	1.46	2.34
August 2020	1,165,000	0.97	2.00
September 2020	210,000	0.69	1.48
October 2020	156,666	0.50	1.38
Total	3,991,066	0.99	1.90

(e)	Deferred Share Units ("DSUs")

The Group has a DSU plan approved by the Group’s shareholders, which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and also provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 1% of the issued and outstanding shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including the Group’s option and restricted share unit plans) exceeding 8% of the total number of issued outstanding shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

The following reconciles DSUs outstanding for the year ended December 31, 2021 and 2020:

Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance January 1, 2020 and December 31, 2020	458,129	0.69
Granted [1]	19,582	0.60
Balance December 31, 2021	477,711	0.69

Note

1.

On grant date, the Group recognized the aggregate market value of $12, as share-based compensation in the statement of loss with a corresponding increase in the equity-settled share payment reserve in equity.

(f)	Foreign Currency Translation Reserve

Continuity
Balance January 1, 2020	$32,365
Loss on translation of foreign subsidiaries	(2,704)
Balance December 31, 2020	29,661
Loss on translation of foreign subsidiaries	(903)
Balance December 31, 2021	$28,758

The foreign currency translation reserve represents accumulated exchange differences arising on the translation, into the Group’s presentation currency (the Canadian dollar), of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency.